Net loss per share - Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net loss attributable to common share holders, basic	$ (304,057)	$ (228,244)	$ (313,035)	$ (502,734)
Net loss attributable to common share holders, diluted	$ (304,057)	$ (228,244)	$ (313,035)	$ (502,734)
Weighted-average number of common shares outstanding, basic (in shares)	2,109,975,806	1,950,335,837	2,109,952,338	1,943,759,914
Weighted-average number of common shares outstanding, diluted (in shares)	2,109,975,806	1,950,335,837	2,109,952,338	1,943,759,914
Net loss per share - basic (in dollars per share)	$ (0.14)	$ (0.12)	$ (0.15)	$ (0.26)
Net loss per share - diluted (in dollars per share)	$ (0.14)	$ (0.12)	$ (0.15)	$ (0.26)